COMMITMENTS AND CONTINCENGIES - Lease term and discount rate (Details)	Apr. 30, 2022
COMMITMENTS AND CONTINCENGIES
Weighted average remaining lease term (in years)	1 year 4 months 9 days
Weighted average discount rate	4.75%